INCOME TAXES - Additional Details (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Major components of tax expense (income) [abstract]
Income tax expense	$ 184	$ 480
Deferred tax expense (income) in P&L	603
Deferred tax expense (income)	$ 150